MORTGAGE DEBT AND BANK LOANS (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	$ 733.9	$ 725.8	$ 746.3
Falling due within one year
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	95.3	92.7	82.3
Falling due between one and two years
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	86.8	86.7	138.8
Falling due between two and three years
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	291.3	82.2	72.2
Falling due between three and four years
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	155.3	346.7	283.5
Falling due between four and five years
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	23.1	89.2	119.1
Falling due after five years
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	$ 82.1	$ 28.3	$ 50.4